Pursuant to Rule 497(e)
                                                   of the Securities Act of 1933


                                                                 October 1, 2006

                       Supplement to the Class A, Class B
                         and Class C Shares Prospectus,
                             as may be amended, of:

Fund                                                            Prospectus Date

Pioneer America Income Trust                                             5/1/06
Pioneer AmPac Growth Fund                                                5/1/06
Pioneer AMT-Free CA Municipal Fund                                       5/1/06
Pioneer AMT-Free Municipal Fund                                          5/1/06
Pioneer Balanced Fund                                                    5/1/06
Pioneer Bond Fund                                                       11/1/05
Pioneer Classic Balanced Fund                                           12/1/05
Pioneer Emerging Markets Fund                                            4/1/06
Pioneer Equity Income Fund                                               3/1/06
Pioneer Equity Opportunity Fund                                          4/1/06
Pioneer Europe Select Equity Fund                                        1/1/06
Pioneer Florida Tax Free Income Fund                                    12/1/05
Pioneer Focused Equity Fund                                             12/1/05
Pioneer Fund                                                             5/1/06
Pioneer Fundamental Growth Fund                                        12/15/05
Pioneer Global High Yield Fund                                           3/1/06
Pioneer Global Select Equity Fund                                      12/15/05
Pioneer Government Income Fund                                          12/1/05
Pioneer Growth Leaders Fund                                              5/1/06
Pioneer Growth Opportunities Fund                                        5/1/06
Pioneer Growth Shares                                                    5/1/06
Pioneer High Yield Fund                                                  3/1/06
Pioneer Ibbotson Aggressive Allocation Fund                             12/1/05
Pioneer Ibbotson Conservative Allocation Fund                           12/1/05
Pioneer Ibbotson Growth Allocation Fund                                 12/1/05
Pioneer Ibbotson Moderate Allocation Fund                               12/1/05
Pioneer Independence Fund                                               3/10/06
Pioneer International Core Equity Fund                                  12/1/05
Pioneer International Equity Fund                                        8/1/06
Pioneer International Value Fund                                         4/1/06
Pioneer Mid Cap Growth Fund                                              2/1/06
Pioneer Mid Cap Value Fund                                               3/1/06
Pioneer Oak Ridge Large Cap Growth Fund                                  4/1/06
Pioneer Real Estate Shares                                               5/1/06
Pioneer Research Fund                                                    5/1/06
Pioneer Select Equity Fund                                               4/1/06
Pioneer Select Research Growth Fund                                    12/15/05
Pioneer Select Research Value Fund                                     12/15/05
Pioneer Select Value Fund                                                7/1/06
Pioneer Short Term Income Fund                                           1/1/06
Pioneer Small Cap Value Fund                                             4/1/06
Pioneer Small and Mid Cap Growth Fund                                    5/1/06
Pioneer Strategic Income Fund                                            2/1/06
Pioneer Tax Free Income Fund                                             5/1/06
Pioneer Value Fund                                                       2/1/06



                                                                       continued

The minimum amount of total plan assets in an employer-sponsored retirement plan that is eligible for a reduced Class A sales charge has been reduced from $10 million to $1 million.

The following supplements the corresponding sections of the prospectus under "Buying, exchanging and selling shares" for all above named funds. Please refer to the prospectus for the main text of the supplemented sections.

The following language replaces the first paragraph in the section entitled "Qualifying for a reduced Class A sales charge - Investments of $1 million or more and certain retirement plans":

You do not pay a sales charge when you purchase Class A shares if you are investing $1 million or more, are a participant in an employer-sponsored retirement plan with at least $1 million in total plan assets or are a participant in certain employer-sponsored retirement plans with accounts established with Pioneer on or before March 31, 2004 with 100 or more eligible employees or at least $500,000 in total plan assets. However, you pay a deferred sales charge if you sell your Class A shares within 18 months of purchase (one year of purchase for shares purchased prior to February 1, 2004). The sales charge is equal to 1% of your investment or your sale proceeds, whichever is less.

As a result of this change, the following sections in the prospectus entitled "Class A purchases at net asset value are available to:" and "Class A shares that are subject to a contingent deferred sales charge" are modified accordingly.




                                                                  19997-00-0906
                                       (C) 2006 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC